UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	COMMUNICATIONS – 1.5%
17,270	BCE, Inc.1	$738,465

	CONSUMER DISCRETIONARY – 4.5%
7,770	Genuine Parts Co.	681,506
12,285	McDonald's Corp.	1,164,741
4,870	Tupperware Brands Corp.	336,225
		2,182,472
	CONSUMER STAPLES – 17.6%
23,760	Altria Group, Inc.	1,091,535
27,905	Coca-Cola Co.	1,190,427
6,325	Hershey Co.	603,595
13,625	Kimberly-Clark Corp.	1,465,641
22,560	Kraft Foods Group, Inc.	1,272,384
9,730	PepsiCo, Inc.	905,766
12,440	Philip Morris International, Inc.	1,037,496
12,465	Procter & Gamble Co.	1,043,819
		8,610,663
	ENERGY – 10.3%
12,130	Chevron Corp.	1,447,352
18,140	ONEOK, Inc.	1,189,077
33,165	Spectra Energy Corp.	1,302,058
20,135	Williams Cos., Inc.	1,114,472
		5,052,959
	FINANCIALS – 13.8%
15,220	Arthur J. Gallagher & Co.	690,379
4,390	BlackRock, Inc.	1,441,325
5,240	Cullen/Frost Bankers, Inc.	400,913
13,565	HCP, Inc. - REIT	538,666
14,895	Health Care REIT, Inc. - REIT	929,001
9,075	Marsh & McLennan Cos., Inc.	474,986
30,970	U.S. Bancorp	1,295,475
15,215	Ventas, Inc. - REIT	942,569
		6,713,314
	HEALTH CARE – 14.3%
24,485	AbbVie, Inc.	1,414,254
17,775	Baxter International, Inc.	1,275,712
16,965	Johnson & Johnson	1,808,299
21,380	Merck & Co., Inc.	1,267,406
12,655	Novartis A.G. - ADR1	1,191,215
		6,956,886
	INDUSTRIALS – 8.3%
17,270	Emerson Electric Co.	1,080,757

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
54,230	General Electric Co.	$1,389,372
8,640	Lockheed Martin Corp.	1,579,219
		4,049,348
	MATERIALS – 5.5%
10,605	3M Co.	1,502,516
11,100	LyondellBasell Industries N.V. - Class A1	1,206,126
		2,708,642
	TECHNOLOGY – 17.4%
22,075	Analog Devices, Inc.	1,092,492
4,795	Apple, Inc.	483,096
8,000	Automatic Data Processing, Inc.	664,640
51,155	Cisco Systems, Inc.	1,287,571
23,080	Intel Corp.	803,646
20,045	Maxim Integrated Products, Inc.	606,161
30,300	Microsoft Corp.	1,404,708
22,950	Paychex, Inc.	1,014,390
14,895	QUALCOMM, Inc.	1,113,699
		8,470,403
	UTILITIES – 3.5%
8,695	NextEra Energy, Inc.	816,287
21,045	Wisconsin Energy Corp.	904,935
		1,721,222
	TOTAL COMMON STOCKS (Cost $44,862,507)	47,204,374

	SHORT-TERM INVESTMENTS – 3.5%
1,712,729	Federated Treasury Obligations Fund, 0.01%2	1,712,729

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,712,729)	1,712,729

	TOTAL INVESTMENTS – 100.2% (Cost $46,575,236)	48,917,103
	Liabilities in Excess of Other Assets – (0.2)%	(110,359)

	TOTAL NET ASSETS – 100.0%	$48,806,744

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 6.4%
$108,000	AmeriCredit Automobile Receivables Trust 2012-3 2.420%, 5/8/20181	$109,859
500,000	Goldentree Loan Opportunities V Ltd. 1.334%, 10/18/20211,2,3	496,212
185,000	Harley-Davidson Motorcycle Trust 2011-1 2.120%, 8/15/20171	187,227
104,046	SBI Home Equity Loan Trust 2006-1 0.305%, 4/25/20351,2,3	102,201
59,099	Sonic Capital LLC 5.438%, 5/20/20411,3	62,542
162,915	Spirit Master Funding LLC 5.760%, 3/20/20423	180,275
	TAL Advantage V LLC
191,900	2.830%, 2/22/20381,3	189,395
91,492	1.700%, 5/20/20391,3	91,075
250,000	Voya CLO 2014-2 Ltd. 2.227%, 7/17/20262,3	244,688

	TOTAL ASSET-BACKED SECURITIES (Cost $1,651,528)	1,663,474

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.8%
297,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 5.582%, 9/11/20411,2	317,346
190,000	CGBAM Commercial Mortgage Trust 2013-BREH 3.004%, 5/15/20302,3	190,195
156,000	Hilton USA Trust 2013-HLT 3.714%, 11/5/20303	158,511
78,000	Irvine Core Office Trust 2013-IRV 3.279%, 5/15/20481,2,3	73,887
227,000	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/20461,2	231,877
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.435%, 10/15/20302,3	273,360

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,260,354)	1,245,176

	CORPORATE BONDS – 70.7%
	COMMUNICATIONS – 12.6%
250,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/20243	266,397
250,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.375%, 9/15/20201,3	257,188
175,000	Frontier Communications Corp. 8.500%, 4/15/2020	194,250

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$250,000	Historic TW, Inc. 9.150%, 2/1/2023	$337,279
200,000	Numericable Group S.A. 6.250%, 5/15/20241,3	199,500
105,000	Qwest Corp. 7.250%, 10/15/20351	108,211
	T-Mobile USA, Inc.
95,000	6.250%, 4/1/20211	95,950
5,000	6.125%, 1/15/20221	5,025
168,000	6.625%, 4/1/20231	171,780
5,000	6.500%, 1/15/20241	5,063
315,000	Telecom Italia Capital S.A. 6.000%, 9/30/2034	308,306
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	338,764
250,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	315,376
150,000	UPCB Finance VI Ltd. 6.875%, 1/15/20221,3	160,125
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	274,788
112,000	6.550%, 9/15/2043	139,932
111,000	5.012%, 8/21/20543	111,527
		3,289,461
	CONSUMER DISCRETIONARY – 3.4%
125,000	ADT Corp. 6.250%, 10/15/2021	129,375
187,657	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 7/15/20203	193,287
107,090	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/20213	114,050
200,000	Chrysler Group LLC / CG Co-Issuer, Inc. 8.250%, 6/15/20211	218,000
200,000	Ford Motor Credit Co. LLC 5.875%, 8/2/2021	229,965
		884,677
	ENERGY – 13.4%
125,000	Access Midstream Partners LP / ACMP Finance Corp. 4.875%, 5/15/20231	128,281
297,000	APT Pipelines Ltd. 3.875%, 10/11/20223	297,347

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$200,000	BG Energy Capital PLC 6.500%, 11/30/20721,2	$217,604
250,000	CITGO Petroleum Corp. 6.250%, 8/15/20221,3	260,000
195,000	DCP Midstream LLC 5.850%, 5/21/20431,2,3	192,563
300,000	Ecopetrol S.A. 5.875%, 9/18/2023	331,125
114,000	Enterprise Products Operating LLC 7.034%, 1/15/20681,2	128,820
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/20211,3	107,270
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	87,217
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	298,750
250,000	Lukoil International Finance B.V. 6.125%, 11/9/20203	251,250
79,000	Noble Energy, Inc. 8.250%, 3/1/2019	97,679
200,000	Oil India Ltd. 5.375%, 4/17/2024	211,688
500,000	Petroleos Mexicanos 5.500%, 6/27/2044	510,100
87,000	Transocean, Inc. 6.500%, 11/15/2020	92,444
250,000	Weatherford International Ltd. 6.750%, 9/15/2040	292,748
		3,504,886
	FINANCIALS – 30.6%
170,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.500%, 5/15/20213	164,900
175,000	Allstate Corp. 6.500%, 5/15/20671,2	192,063
105,000	American Express Co. 6.800%, 9/1/20661,2	112,088
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	90,237
325,000	American International Group, Inc. 8.175%, 5/15/20581,2	437,937
	Bank of America Corp.
115,000	5.750%, 12/1/2017	127,961
170,000	5.875%, 1/5/2021	194,987

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$200,000	4.100%, 7/24/2023	$204,179
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	161,757
121,000	BioMed Realty LP 6.125%, 4/15/20201	138,680
	Citigroup, Inc.
289,000	5.850%, 8/2/2016	312,690
112,000	3.375%, 3/1/2023	110,280
150,000	5.300%, 5/6/2044	155,859
250,000	Deutsche Bank A.G. 4.296%, 5/24/20281,2	238,772
192,000	EPR Properties 5.750%, 8/15/20221	210,209
	General Electric Capital Corp.
140,000	5.300%, 2/11/2021	157,786
200,000	5.250%, 6/29/20491,2	200,250
	Goldman Sachs Group, Inc.
49,000	2.375%, 1/22/2018	49,509
300,000	5.950%, 1/15/2027	341,206
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/20213	291,208
395,000	HSBC Capital Funding LP 10.176%, 12/29/20491,2,3	594,475
	ING Bank N.V.
200,000	0.945%, 9/26/20161,2	197,000
350,000	4.125%, 11/21/20231,2	353,675
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	203,292
208,000	7.900%, 4/29/20491,2	225,160
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/15/20371,2,3	118,720
250,000	7.800%, 3/15/20373	294,062
200,000	Lincoln National Corp. 6.050%, 4/20/20671,2	204,500
200,000	MetLife, Inc. 10.750%, 8/1/20691	323,000
	Morgan Stanley
250,000	5.500%, 7/24/2020	281,262
250,000	5.450%, 7/29/20491,2	248,125
227,000	Prudential Financial, Inc. 5.875%, 9/15/20421,2	240,620
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	127,768

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$131,000	Travelers Cos., Inc. 6.250%, 3/15/20371,2	$141,971
250,000	UBS A.G. 7.625%, 8/17/2022	290,439
250,000	Wells Fargo & Co. 7.980%, 3/29/20491,2	273,575
		8,010,202
	HEALTH CARE – 1.2%
175,000	FreseniU.S. Medical Care U.S. Finance, Inc. 5.750%, 2/15/20213	184,625
115,000	HCA, Inc. 7.250%, 9/15/20201	120,750
		305,375
	MATERIALS – 4.5%
175,000	ArcelorMittal 6.750%, 2/25/2022	187,906
122,000	Celulosa Arauco y Constitucion S.A. 4.750%, 1/11/20221	123,416
200,000	Mexichem S.A.B. de C.V. 4.875%, 9/19/20223	204,000
250,000	Samarco Mineracao S.A. 5.750%, 10/24/20233	257,000
214,000	Sinochem Overseas Capital Co., Ltd. 6.300%, 11/12/20403	256,632
159,000	Teck Resources Ltd. 5.200%, 3/1/20421	145,281
		1,174,235
	TECHNOLOGY – 0.2%
65,000	NCR Corp. 5.875%, 12/15/20211	66,463

	UTILITIES – 4.8%
200,000	AGL Capital Corp. 5.875%, 3/15/20411	246,046
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/20203	101,713
112,000	Electricite de France S.A. 5.250%, 1/29/20491,2,3	113,820
200,000	Israel Electric Corp. Ltd. 5.625%, 6/21/20183	211,750

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/20671,2	$286,759
110,000	Southern Power Co. 5.250%, 7/15/2043	122,201
175,000	UIL Holdings Corp. 4.625%, 10/1/2020	187,014
		1,269,303
	TOTAL CORPORATE BONDS (Cost $18,417,577)	18,504,602

	MUNICIPAL BONDS – 0.9%
125,000	American Municipal Power, Inc. 6.053%, 2/15/2043	152,064
70,000	State of Illinois 7.350%, 7/1/2035	80,345

	TOTAL MUNICIPAL BONDS (Cost $236,529)	232,409

	U.S. GOVERNMENT AND AGENCIES – 8.2%
80,664	Fannie Mae Pool 6.000%, 7/1/2040	93,431
	United States Treasury Bond
765,000	5.375%, 2/15/2031	1,012,549
105,000	2.750%, 11/15/2042	96,059
300,000	3.625%, 2/15/2044	324,187
	United States Treasury Note
97,000	1.625%, 6/30/2019	96,485
210,000	2.500%, 5/15/2024	210,131
326,000	2.375%, 8/15/2024	322,231

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $2,093,734)	2,155,073

Number of Shares

	PREFERRED STOCKS – 1.1%
	FINANCIALS – 1.1%
2,800	CoBank ACB 6.250%, 12/31/491,2,3	294,175

	TOTAL PREFERRED STOCKS (Cost $299,688)	294,175

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 8.5%
2,216,018	Federated Treasury Obligations Fund, 0.01%4	$2,216,018

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,216,018)	2,216,018

	TOTAL INVESTMENTS – 100.6% (Cost $26,175,428)	26,310,927
	Liabilities in Excess of Other Assets – (0.6)%	(151,904)

	TOTAL NET ASSETS – 100.0%	$26,159,023

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

1	Callable.
2	Variable, floating, or step rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 10.8%
$250,000	ACA CLO 2006-1 Ltd. 1.784%, 7/25/2018	$245,240
250,000	Ally Master Owner Trust 0.554%, 6/17/2019	250,008
250,000	American Express Issuance Trust II 0.854%, 8/15/2019	250,000
250,000	BlackRock Senior Income Series V Ltd. 0.654%, 8/13/2019	241,370
250,000	Canyon Capital CLO 2006-1 Ltd. 0.654%, 12/15/2020	237,175
100,791	CarMax Auto Owner Trust 2010-3 1.410%, 2/16/2016	100,905
	Countrywide Asset-Backed Certificates
112,753	1.160%, 1/25/2035	112,643
257,279	0.525%, 1/25/2036	257,043
145,601	0.625%, 2/25/2036	144,760
400,000	Ford Credit Auto Owner Trust 1.970%, 5/15/2019	404,732
500,000	Ford Credit Floorplan Master Owner Trust A 4.990%, 2/15/2017	508,652
200,000	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020	199,985
250,000	Goldentree Loan Opportunities VI Ltd. 2.583%, 4/17/2022	250,008
127,431	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A 0.655%, 3/25/2035	127,517
250,000	Inwood Park CDO Ltd. 0.934%, 1/20/2021	243,455
267,676	Mastr Asset Backed Securities Trust 2005-WMC1 0.830%, 3/25/2035	266,716
	Navistar Financial Dealer Note Master Trust
125,000	1.655%, 1/25/2018	125,225
125,000	2.405%, 1/25/2018	125,327
218,012	Structured Asset Investment Loan Trust 2004-10 1.215%, 11/25/2034	217,864
102,154	Structured Asset Investment Loan Trust 2005-2 0.830%, 3/25/2035	102,254
205,713	Structured Asset Investment Loan Trust 2005-6 0.875%, 7/25/2035	203,611
500,000	Synchrony Credit Card Master Note Trust 1.004%, 6/15/2018	500,535

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$300,000	Wasatch Ltd. 0.563%, 11/14/2022	$285,363

	TOTAL ASSET-BACKED SECURITIES (Cost $5,398,689)	5,400,388

	BANK LOANS – 13.5%
140,000	Academy Ltd. 4.500%, 8/3/2018	138,880
200,000	Activision Blizzard, Inc. 3.250%, 10/11/2020	199,738
200,000	Affinion Group, Inc. 6.750%, 4/30/2018	194,906
140,000	Alere, Inc. 4.250%, 6/30/2017	139,136
170,000	Amsurg Corp. 3.750%, 7/8/2021	168,540
100,000	Aramark Services, Inc. 3.250%, 2/24/2021	98,230
200,000	Ardagh Holdings USA, Inc. 4.000%, 12/17/2019	197,500
199,500	Avago Technologies Cayman Ltd. 3.750%, 5/6/2021	197,980
198,924	Biomet, Inc. 3.658%, 7/25/2017	197,784
100,000	CBS Outdoor Americas Capital LLC 3.000%, 1/31/2021	98,698
250,000	Chrysler Group LLC 3.500%, 5/24/2017	248,360
174,658	CSC Holdings LLC 2.657%, 4/17/2020	170,019
200,000	DaVita HealthCare Partners, Inc. 3.500%, 6/24/2021	198,088
199,497	Dell International LLC 4.500%, 4/29/2020	198,397
149,620	DigitalGlobe, Inc. 3.750%, 1/31/2020	148,405
200,000	Emdeon, Inc. 3.750%, 11/2/2018	198,062
200,000	First Data Corp. 3.655%, 3/24/2018	196,438
200,000	FMG Resources August 2006 Pty Ltd. 3.750%, 6/30/2019	196,094
200,000	Grifols Worldwide Operations USA, Inc. 3.157%, 2/27/2021	196,782

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$200,000	HCA, Inc. 2.984%, 3/31/2017	$199,000
250,000	Hertz Corp. 3.750%, 3/11/2018	245,782
199,500	Hillman Group, Inc. 4.500%, 6/30/2021	199,001
190,991	Hilton Worldwide Finance LLC 0.000%, 10/25/2020	188,285
200,000	Intelsat Jackson Holdings SA 3.750%, 6/30/2019	197,175
250,000	Landry's, Inc. 4.000%, 4/24/2018	248,371
200,000	Level 3 Financing, Inc. 4.000%, 1/15/2020	196,725
198,131	MPH Acquisition Holdings LLC 4.000%, 3/31/2021	193,838
200,000	New Albertsons, Inc. 4.750%, 6/27/2021	196,876
200,000	Novelis, Inc. 3.750%, 3/10/2017	198,000
200,000	Paragon Offshore Finance Co. 3.750%, 7/11/2021	187,750
199,500	Post Holdings, Inc. 3.750%, 6/2/2021	197,990
100,000	SBA Senior Finance II LLC 3.250%, 3/24/2021	98,104
250,000	Seven Seas Cruises S de RL LLC 3.750%, 12/21/2018	248,750
200,000	Sungard Availability Services Capital, Inc. 6.000%, 3/31/2019	185,600
200,000	SUPERVALU, Inc. 4.500%, 3/21/2019	196,681
185,349	Tribune Media Co. 4.000%, 7/1/2020	183,178

	TOTAL BANK LOANS (Cost $6,852,735)	6,743,143

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 13.4%
	Banc of America Commercial Mortgage Trust 2007-3
250,000	5.790%, 6/10/2049	270,995
77,531	5.790%, 6/10/2049	83,812
150,000	BBCMS Trust 2014-BXO 3.154%, 8/15/2027	150,027
295,152	CD 2006-CD3 Mortgage Trust 5.617%, 10/15/2048	311,556

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$165,000	Citigroup Commercial Mortgage Trust 2006-C4 5.974%, 3/15/2049	$175,196
2,898,425	Citigroup Commercial Mortgage Trust 2014-GC23 1.304%, 7/10/2047	233,793
250,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 5.526%, 4/15/2047	271,223
250,000	COMM 2006-C7 Mortgage Trust 5.973%, 6/10/2046	266,459
1,508,792	COMM 2014-CCRE19 Mortgage Trust 1.481%, 8/10/2047	124,634
250,000	Commercial Mortgage Trust 2007-GG9 5.444%, 3/10/2039	269,279
	Fannie Mae-Aces
48,600,000	0.110%, 9/25/2019	213,257
7,587,855	0.549%, 6/25/2024	243,472
8,022,913	0.266%, 7/25/2024	107,042
	FHLMC Multifamily Structured Pass-Through Certificates
1,010,000	1.642%, 6/25/2040	114,065
805,000	1.798%, 8/25/2042	82,616
1,300,000	2.114%, 8/25/2042	216,003
237,673	Freddie Mac Structured Agency Credit Risk Debt Notes 1.155%, 2/25/2024	235,764
180,000	FREMF 2012-K501 Mortgage Trust 3.603%, 11/25/2046	185,286
	Government National Mortgage Association
2,497,008	1.038%, 11/16/2054	229,994
1,497,897	0.817%, 4/16/2056	102,128
2,800,000	0.932%, 4/16/2056	216,642
99,243	Impac Secured Assets CMN Owner Trust 1.215%, 11/25/2034	99,650
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16 5.593%, 5/12/2045	268,919
265,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 5.892%, 2/12/2049	288,062
236,535	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 1/15/2049	254,831
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 3.754%, 6/15/2029	124,751
999,135	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.288%, 8/15/2047	80,124
4,476,735	KSBA 14-3 VAR RT 5/25/39/ 1.421%, 5/25/2039	245,521
300,000	LB-UBS Commercial Mortgage Trust 2005-C3 4.843%, 7/15/2040	305,096

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$250,000	Morgan Stanley Capital I Trust 2005-HQ6 5.073%, 8/13/2042	$255,718
200,000	Morgan Stanley Capital I Trust 2007-IQ16 6.293%, 12/12/2049	221,939
250,000	RREF 2014-LT6 LLC 2.750%, 9/15/2024	250,009
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.762%, 8/15/2047	176,480

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,704,699)	6,674,343

	CORPORATE BONDS – 53.3%
	COMMUNICATIONS – 3.6%
250,000	British Telecommunications PLC 1.625%, 6/28/2016	252,316
150,000	CCO Holdings LLC / CCO Holdings Capital Corp. 7.375%, 6/1/2020	158,625
250,000	Deutsche Telekom International Finance BV 2.250%, 3/6/2017	254,485
150,000	DISH DBS Corp. 7.125%, 2/1/2016	159,000
140,000	Equinix, Inc. 7.000%, 7/15/2021	149,975
150,000	Sprint Communications, Inc. 9.000%, 11/15/2018	173,250
150,000	Telefonica Emisiones SAU 3.192%, 4/27/2018	154,705
230,000	Time Warner Cable, Inc. 5.850%, 5/1/2017	254,932
250,000	Verizon Communications, Inc. 2.500%, 9/15/2016	256,573
		1,813,861
	CONSUMER DISCRETIONARY – 5.8%
500,000	ERAC USA Finance LLC 6.200%, 11/1/2016	550,244
	Ford Motor Credit Co. LLC
235,000	4.207%, 4/15/2016	245,767
240,000	4.250%, 2/3/2017	254,484
200,000	General Motors Co. 3.500%, 10/2/2018	203,250
250,000	General Motors Financial Co., Inc. 2.625%, 7/10/2017	251,134
	Hyundai Capital America
260,000	1.625%, 10/2/2015	261,786

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$260,000	1.875%, 8/9/2016	$263,227
100,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020	104,750
200,000	Royal Caribbean Cruises Ltd. 7.250%, 3/15/2018	224,000
140,000	RSI Home Products, Inc. 6.875%, 3/1/2018	145,950
150,000	Sabre GLBL, Inc. 8.500%, 5/15/2019	160,500
200,000	United Rentals North America, Inc. 5.750%, 7/15/2018	208,500
		2,873,592
	CONSUMER STAPLES – 1.6%
200,000	Constellation Brands, Inc. 7.250%, 5/15/2017	222,500
250,000	Reynolds American, Inc. 1.050%, 10/30/2015	250,747
300,000	SABMiller Holdings, Inc. 0.930%, 8/1/2018	302,272
		775,519
	ENERGY – 2.7%
250,000	Anadarko Petroleum Corp. 5.950%, 9/15/2016	272,702
200,000	Chesapeake Energy Corp. 6.500%, 8/15/2017	217,000
150,000	EP Energy LLC / Everest Acquisition Finance, Inc. 6.875%, 5/1/2019	156,375
230,000	Kinder Morgan Energy Partners LP 6.000%, 2/1/2017	252,729
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018	217,750
230,000	Transocean, Inc. 5.050%, 12/15/2016	245,158
		1,361,714
	FINANCIALS – 27.1%
250,000	Abbey National Treasury Services PLC/London 0.744%, 3/13/2017	250,543
	ABN AMRO Bank NV
260,000	1.375%, 1/22/2016	261,704
240,000	4.250%, 2/2/2017	255,168
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.750%, 5/15/2017	195,250

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$200,000	Ally Financial, Inc. 4.750%, 9/10/2018	$205,000
500,000	American Express Credit Corp. 2.800%, 9/19/2016	516,516
	Bank of America Corp.
470,000	5.700%, 5/2/2017	515,338
250,000	1.700%, 8/25/2017	248,920
335,000	1.105%, 4/1/2019	336,765
520,000	Barclays Bank PLC 0.811%, 2/17/2017	522,083
490,000	Capital One Financial Corp. 3.150%, 7/15/2016	507,312
200,000	CIT Group, Inc. 4.250%, 8/15/2017	202,000
	Citigroup, Inc.
470,000	5.500%, 2/15/2017	509,491
520,000	0.774%, 3/10/2017	520,883
260,000	Discover Bank/Greenwood DE 2.000%, 2/21/2018	258,749
300,000	Fifth Third Bank/Cincinnati OH 0.741%, 11/18/2016	301,870
500,000	General Electric Capital Corp. 3.350%, 10/17/2016	524,097
475,000	Goldman Sachs Group, Inc. 1.436%, 4/30/2018	485,380
500,000	HSBC Bank PLC 0.874%, 5/15/2018	504,307
500,000	HSBC USA, Inc. 1.625%, 1/16/2018	498,200
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/2017	198,000
500,000	JPMorgan Chase & Co. 0.754%, 2/15/2017	502,352
500,000	JPMorgan Chase Bank NA 0.564%, 6/13/2016	499,791
367,000	KeyBank NA/Cleveland OH 1.100%, 11/25/2016	367,557
200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017	211,500
300,000	Liberty Mutual Group, Inc. 6.700%, 8/15/2016	330,600
480,000	Lloyds Bank PLC 4.200%, 3/28/2017	513,288
	Morgan Stanley

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$250,000	1.514%, 4/25/2018	$257,033
510,000	2.125%, 4/25/2018	509,946
250,000	Prudential Financial, Inc. 4.750%, 9/17/2015	259,882
260,000	Regions Financial Corp. 2.000%, 5/15/2018	256,930
450,000	Royal Bank of Scotland PLC 4.375%, 3/16/2016	471,527
490,000	Santander Holdings USA, Inc. 4.625%, 4/19/2016	516,149
250,000	Sumitomo Mitsui Banking Corp. 0.554%, 7/11/2017	250,069
195,000	Synchrony Financial 1.875%, 8/15/2017	195,269
250,000	UBS AG/Stamford CT 0.873%, 8/14/2019	251,310
292,000	Wachovia Corp. 5.625%, 10/15/2016	317,878
		13,528,657
	GOVERNMENTS – 1.8%
250,000	Colombia Government International Bond 2.031%, 11/16/2015	251,055
	Mexico Government International Bond
300,000	6.625%, 3/3/2015	307,500
200,000	5.625%, 1/15/2017	218,300
125,000	Peruvian Government International Bond 8.375%, 5/3/2016	138,562
		915,417
	HEALTH CARE – 6.0%
	AbbVie, Inc.
260,000	1.200%, 11/6/2015	260,978
260,000	1.750%, 11/6/2017	259,114
125,000	Actavis, Inc. 1.875%, 10/1/2017	123,923
260,000	Aetna, Inc. 1.500%, 11/15/2017	258,946
200,000	Boston Scientific Corp. 6.400%, 6/15/2016	217,453
260,000	Celgene Corp. 1.900%, 8/15/2017	261,929
250,000	Cigna Corp. 2.750%, 11/15/2016	258,404

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$250,000	Gilead Sciences, Inc. 3.050%, 12/1/2016	$260,419
	McKesson Corp.
260,000	0.950%, 12/4/2015	260,316
260,000	1.292%, 3/10/2017	259,078
200,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	212,500
250,000	Thermo Fisher Scientific, Inc. 2.250%, 8/15/2016	254,724
100,000	Valeant Pharmaceuticals International 6.750%, 10/1/2017	103,270
		2,991,054
	INDUSTRIALS – 1.9%
250,000	Asciano Finance Ltd. 3.125%, 9/23/2015	254,608
150,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	166,687
260,000	Pentair Finance SA 1.875%, 9/15/2017	260,939
250,000	Textron, Inc. 4.625%, 9/21/2016	266,083
		948,317
	MATERIALS – 1.9%
130,000	AK Steel Corp. 8.750%, 12/1/2018	141,050
250,000	Anglo American Capital PLC 2.625%, 9/27/2017	254,346
250,000	Glencore Finance Canada Ltd. 3.600%, 1/15/2017	259,939
140,000	Hexion U.S. Finance Corp. 6.625%, 4/15/2020	140,700
150,000	Rockwood Specialties Group, Inc. 4.625%, 10/15/2020	154,875
		950,910
	TECHNOLOGY – 0.5%
250,000	Apple, Inc. 0.537%, 5/6/2019	250,225

	UTILITIES – 0.4%
200,000	NRG Energy, Inc. 7.625%, 1/15/2018	220,000

	TOTAL CORPORATE BONDS (Cost $26,742,492)	26,629,266

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS – 0.5%
$250,000	New Jersey Transit Corp. 0.800%, 9/15/2015	$249,883

	TOTAL MUNICIPAL BONDS (Cost $250,000)	249,883

	SHORT-TERM GOVERNMENT AGENCIES – 5.9%
	FHLB
800,000	0.000%, 10/8/2014	799,995
200,000	0.000%, 10/10/2014	199,998
	FHLMC
500,000	0.000%, 10/2/2014	500,000
453,000	0.000%, 10/15/2014	452,994
	FNMA
300,000	0.000%, 10/2/2014	300,000
681,000	0.000%, 10/15/2014	680,992

	TOTAL SHORT-TERM GOVERNMENT AGENCIES (Cost $2,933,979)	2,933,979

	TOTAL INVESTMENTS – 97.4% (Cost $48,882,594)	48,631,002
	Other Assets in Excess of Liabilities – 2.6%	1,314,784

	TOTAL NET ASSETS – 100.0%	$49,945,786

LP – Limited Partnership
PLC – Public Limited Company

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’), AAM/Cutwater Select Income Fund (“Cutwater Select Income” or “Cutwater Select Income Fund”) and AAM/HIMCO Short Duration Fund (“HIMCO Short Duration” or “HIMCO Short Duration Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund’s Class A and Class I shares commenced operations on July 5, 2012.  The Fund’s Class C shares commenced operations on January 31, 2013.

The Cutwater Select Income Fund’s primary investment objective is to seek current income.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund commenced investment operations on April 19, 2013.

The HIMCO Short Duration Fund’s primary investment objective is to seek to provide current income and long-term total return.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund commenced investment operations on July 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.  The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes
At September 30, 2014, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Cutwater Select Income Fund	HIMCO Short Duration Fund
Cost of investments	$46,631,309	$26,175,428	$48,882,594

Gross unrealized appreciation	3,064,283	388,296	26,722
Gross unrealized depreciation	(778,489)	(252,797)	(278,314)

Net unrealized appreciation (depreciation)	$2,285,794	$135,499	$(251,592)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2014, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks1	$47,204,374	$-	$-	$47,204,374
Short-Term Investments	1,712,729	-	-	1,712,729
Total Investments	$48,917,103	$-	$-	$48,917,103

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

Cutwater Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$1,663,474	$-	$1,663,474
Commercial Mortgage-Backed Securities	-	1,245,176	-	1,245,176
Corporate Bonds1	-	18,504,602	-	18,504,602
Municipal Bonds	-	232,409	-	232,409
U.S. Government and Agencies	-	2,155,073	-	2,155,073
Preferred Stocks	-	294,175	-	294,175
Short-Term Investments	2,216,018	-	-	2,216,018
Total Investments	$2,216,018	$24,094,909	$-	$26,310,927

HIMCO Short Duration Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$5,400,388	$-	$5,400,388
Bank Loans	-	6,743,143	-	6,743,143
Commercial Mortgage-Backed Securities	-	6,674,343	-	6,674,343
Corporate Bonds1	-	26,629,266	-	26,629,266
Municipal Bonds	-	249,883	-	249,883
Short-Term Investments	2,933,979	-	-	2,933,979
Total Investments	$2,933,979	$45,697,023	$-	$48,631,002

1	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  As of September 30, 2014, one preferred security in the Cutwater Select Income Fund transferred Levels due to a change in valuation technique.  The Fund transferred $294,175 out of Level 1 into Level 2 due to this change in valuation technique. There were no transfers at period end in the Bahl & Gaynor Income Growth Fund and HIMCO Short Duration Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/1/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/1/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/1/2014